Services [Member] Expense Example - Services [Member] - BlackRock Technology Opportunities Fund - Services	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	$ 1,460